Consolidated Statement of Financial Position - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Statement of financial position [abstract]
Property, plant and equipment	€ 37.7	€ 33.9
Right-of-use-assets	60.6	35.3
Intangible assets and goodwill	326.8	313.7
Investments accounted for using the equity method	0.0	0.7
Other non-current financial assets	1.4	0.6
Non-current assets	426.6	384.2
Inventories	181.9	147.8
Trade receivables	26.3	21.6
Other current financial assets	24.0	13.3
Other current assets	33.4	19.5
Cash and cash equivalents	50.7	95.6
Current assets	316.3	297.8
Total assets	742.9	682.0
Share capital	17.6	17.6
Share capital - not yet registered (convertible loan)	1.7	0.0
Share capital - not yet registered (NCI)	2.0	0.0
Capital reserve	558.4	370.4
Retained earnings	(206.3)	(64.6)
Other reserves	0.0	(0.7)
Capital and reserves attributable to the owners of SIGNA Sports United GmbH	373.4	322.7
Non-controlling interests	0.0	24.4
Total Equity	373.4	347.1
Non-current provisions	0.1	0.1
Non-current financial liabilities	140.4	138.9
Other non-current liabilities	1.0	0.1
Deferred tax liabilities	40.2	39.6
Non-current liabilities	181.6	178.6
Current provisions	4.9	2.9
Trade payables	102.7	79.3
Other current financial liabilities	27.7	28.2
Other current liabilities	47.9	40.2
Contract liabilities	4.7	5.7
Current liabilities	187.9	156.3
Total liabilities	369.5	334.9
Total equity and liabilities	€ 742.9	€ 682.0